Fair Value Measurements - Schedule of Earnout Share Liability (Details) - Earnout Shares [Member]	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value Measurements - Schedule of Earnout Share Liability (Details) [Line Items]
Balance beginning	$ 24,524,000
Change in fair value	(12,832,000)
Balance ending	$ 11,692,000